Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 314,344	$ 353,586
Net carrying value	13,191
Gain on sale of fixed assets	$ 1,448